5A. Receivable From Former Chairman and Chief Executive Officer (Details Narrative) (USD $)	Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Accrued expense pursuant to Mr. Feller's consulting agreement	$ 375,000